Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Net earnings before noncontrolling interest	$ 866	$ 955	$ 692
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax (expense) benefit of $7 million, $4 million and $3 million, respectively	(12)	(2)	(3)
Unrealized gain (loss) on derivative financial instruments, net of tax (expense) benefit of ($6 million), $0 million and $0 million, respectively	8	0	3
Foreign currency translation adjustment	(168)	(217)	0
Other comprehensive income (loss)	(172)	(219)	0
Total comprehensive income before noncontrolling interest	694	736	692
Total comprehensive loss attributable to noncontrolling interest	(14)	(47)	(31)
Total comprehensive income attributable to St. Jude Medical, Inc.	$ 708	$ 783	$ 723